As filed with the Securities and Exchange Commission on February 27, 2003

                       1933 Act Registration No. 33-89090
                       1940 Act Registration No. 811-8966

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         Pre-Effective Amendment No.                   [ ]
                       Post-Effective Amendment No. 13                 [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                Amendment No. 15

                          LEGG MASON FOCUS TRUST, INC.
               (Exact name of registrant as specified in charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                           ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated          Kirkpatrick & Lockhart LLP
100 Light Street                              1800 Massachusetts Avenue, N.W.
Baltimore, Maryland 21202                     Second Floor
(Name and address of agent for service)       Washington, D.C. 20036-1800


It is proposed that this filing will become effective:

[ ]  Immediately  upon filing  pursuant to Rule 485(b)
[ ]  On , pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485 (a)(1)
[X]  On April 30, 2003, pursuant to Rule 485 (a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On , pursuant to Rule 485(a)(2)

If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Focus Trust, Inc.

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Focus Trust
Part A - Primary Class Prospectus

Legg Mason Focus Trust
Part A - Institutional Class Prospectus

Legg Mason Focus Trust
Part B - Statement of Additional Information
Primary Class and Institutional Class Shares

Part C - Other Information

Signature Page

Exhibits

LEGG MASON FOCUS TRUST, INC.









                      PRIMARY CLASS PROSPECTUS May 1, 2003



                                      logo









As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:
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         1        Investment objective and policies

         2        Principal risks

         4        Performance

         5        Fees and expenses of the fund

         6        Management


About your investment:
--------------------------------------------------------------------------------

          7       How to invest

          9       How to sell your shares

         10       Account policies

         11       Services for investors

         12       Distributions and taxes

         13       Financial highlights

[icon]  INVESTMENT OBJECTIVE AND POLICIES

Investment objective: Maximum long-term capital appreciation with minimum long-term risk to principal.

Principal investment strategies:

The fund invests primarily in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible bonds and debentures. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock.

The securities in which the fund invests will generally be listed on a national stock exchange or traded on the over-the-counter market. Under normal circumstances, the adviser expects to concentrate its investments in a limited number of companies. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The selection of common stocks will be made through an investment strategy referred to as "focus investing," whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis, which is based on the study of trading volumes and prices. Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that a focus investor should focus on the long-term economic progress of the investment and disregard short-term nuances. The fund will only invest in those companies that, in the adviser's opinion, are undervalued at the time of purchase.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the manager believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon]  PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Style risk:

The fund invests in stocks believed by the adviser to be attractively priced relative to their potential value. Such an approach involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. There is also a risk that other investors will not see the potential value of the issuer, and the security will not realize that potential.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion or exchange privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller-capitalized companies whose stock prices may be more volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. These risks are heightened in investments in securities of issuers located in emerging markets.

[icon]  PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.


    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
 1996       1997       1998        1999         2000          2001       2002
--------------------------------------------------------------------------------
 17.14      29.10      41.17      18.59        (22.54)       (6.58)
--------------------------------------------------------------------------------

                  During the past seven calendar years:

                            Quarter Ended              Total Return

Best quarter:               ______________                _________%
Worst quarter:              ______________                _________%

                      Average Annual Total Returns

For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
Focus Trust - Primary Class      1 Year          Five Years        Life of Fund
--------------------------------------------------------------------------------
Return Before Taxes                   %                %                (a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                         %                %                (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions   %                %                (a)
and Sale of Fund Shares
--------------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses
or taxes) (c)                         %               %                 (b)
--------------------------------------------------------------------------------

     (a) April 17, 1995 (commencement of operations) to December 31, 2002. (b) April 30, 1995 to December 31, 2002.

     (c) The Standard & Poor's 500 Composite Stock Index is an unmanaged index of large capitalization common stocks.

[During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.]

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon]  FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                                 Primary Class Shares
--------------------------------------------------------------------------------
Management Fees                                               %
Distribution and/or Service (12b-1) Fees                  1.00%
Other Expenses                                                %
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a)                      %
--------------------------------------------------------------------------------

(a) The fund's manager has voluntarily agreed to waive fees so that operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.90% of the fund's average daily net assets until April 30, 2004. This voluntary waiver is currently expected to continue until April 30, 2004, but may be terminated at any time. With the waiver, management fees, 12b-1 fees and total annual fund operating expenses for the fund were ______%, _______% and _______%, respectively, for the fiscal year ended December 31, 2002.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
       1 Year            3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
          $                 $                   $                   $
--------------------------------------------------------------------------------

[icon]  MANAGEMENT

Manager, Adviser and Administrator:

Legg Mason Funds Management, Inc. ("LMFM" or "adviser") is the fund's investment adviser and manager. LMFM is responsible for making investment decisions for the fund, including placing orders to buy, sell or hold a particular security. For its services during the fiscal year ended December 31, 2002, the fund paid LMFM a fee equal to _______% of its average daily net assets. LMFM had aggregate assets under management of approximately $_______ billion as of December 31, 2002.

LMFM has delegated certain administrative responsibilities for the fund to Legg Mason Fund Adviser, Inc. ("LMFA"). LMFM pays LMFA a fee calculated daily and paid monthly of 0.05% of the average daily net assets of the fund.

LMFM and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio Management:

Robert G. Hagstrom, Jr., Senior Vice President of LMFM, serves as portfolio manager of the fund. He has been primarily responsible for overseeing all investments made by the fund since its inception on April 17, 1995. Mr. Hagstrom also serves as President and Chief Investment Officer of Legg Mason Focus Capital, Inc., a Legg Mason subsidiary that manages high net worth accounts. Prior to joining Legg Mason in 1998, he was General Partner of Focus Capital Advisory, L.P., the assets of which were purchased by LMFA. Mr. Hagstrom holds the Chartered Financial Analyst designation and is a member of the Association of Investment Management & Research and the Financial Analysts of Philadelphia. He is well known for his best-selling book, THE WARREN BUFFET WAY: INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR. Mr. Hagstrom has written other popular books including: THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT; THE WARREN BUFFET PORTFOLIO: MASTERING THE POWER OF THE FOCUS INVESTMENT STRATEGY ; THE ESSENTIAL BUFFETT: TIMELESS PRINCIPLES FOR A NEW ECONOMY; LATTICEWORK: THE NEW INVESTING; and THE DETECTIVE AND THE INVESTOR.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets attributable to Primary Class shares and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fees that it receives from the fund for those sales.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular, retirement or Coverdell education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS") or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                Give  your  financial  adviser a check for $100 or more
                         payable to Legg Mason Wood Walker, Incorporated.
--------------------------------------------------------------------------------
Mail                     Mail your check  payable  to Legg  Mason Wood  Walker,
                         Incorporated,  for  $100 or  more  to  your  financial
                         adviser or to Legg Mason  Funds  Investor  Services at
                         P.O. Box 17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone                Call your financial adviser or FIS at 1-800-822-5544 to
or Wire                  transfer  available  cash  balances  in your  brokerage
                         account or to transfer  money from your bank  directly.
                         Wire  transfers  may be subject to a service  charge by
                         your bank.
--------------------------------------------------------------------------------
Internet                 FIS clients  may  purchase  shares of the fund  through
or TeleFund              Legg Mason's Internet site at www.leggmasonfunds.com or
                         through  a  telephone   account   management   service,
                         TeleFund, at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                Arrangements  may  be  made  with  some  employers  and
Investments              financial  institutions for regular  automatic  monthly
                         investments  of $50 or more in shares of the fund.  You
                         may  also   reinvest   dividends   from   certain  unit
                         investment  trusts or other Legg Mason  funds in shares
                         of the fund.
--------------------------------------------------------------------------------
Future First(R)          Contact a Legg Mason Financial Advisor or FIS to enroll
Systematic Investment    in Legg Mason's  Future  First(R)Systematic  Investment
Plan                     Plan.  Under this plan,  you may arrange for  automatic
                         monthly  investments  in the fund of $50 or  more.  The
                         transfer  agent will  transfer  funds monthly from your
                         Legg  Mason  account  or  from  your   checking/savings
                         account to purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

The fund currently offers two classes of shares: Primary Class and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

[icon] H O W T O S E L L Y O U R S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone         Call   your   Legg   Mason   Financial   Advisor   or  FIS  at
                  1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                  Proceeds will be credited to your brokerage account or a check will be sent to you, at your  direction,  at no charge to you.
                  Wire  requests  will  be  subject  to a fee of $20.  For  wire transfers,  be sure that your financial  adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or       FIS clients may request a  redemption  of fund shares  through
TeleFund          Legg  Mason's  Internet  site  at   www.leggmasonfunds.com  or
                  through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail              Send a letter to your financial adviser or to Legg Mason Funds
                  Investor Services at P. O. Box 17023, Baltimore, MD 21297-0356
                  requesting  redemption  of your shares.  The letter  should be signed  by all  of  the  owners  of  the  account.  Redemption requests  for  shares  valued at  $10,000  or more or when the
                  proceeds   are  to  be  paid  to   someone   other   than  the
                  accountholder(s)  may require a signature  guarantee.  You may obtain a  signature  guarantee  from most banks or  securities dealers.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held responsible for losses in your account if an unauthorized person fraudulently gains access through the telephone or Internet.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such securities may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

o refuse any client, reject any order for shares or suspend the offering of shares for a period of time;

o        change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon]  SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

Confirmations and account statements:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each such withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends from its net investment income, if any, annually.

The fund distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund, provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Primary Class shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund's annual reports. The fund's annual reports are available upon request by calling toll-free 1-800-822-5544.


                       [FINANCIAL HIGHLIGHTS TO BE FILED]

Legg Mason Focus Trust, Inc.
--------------------------------------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via www.leggmasonfunds.com
o        write to us at:   Legg Mason Funds Investor Services
                           100 Light Street, P.O. Box 17023
                           Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-091                                              SEC File Number: 811-8966

LEGG MASON FOCUS TRUST, INC.









                  INSTITUTIONAL CLASS PROSPECTUS     May 1, 2003


                                      logo









As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:
--------------------------------------------------------------------------------

          1       Investment objective and policies

          2       Principal risks

          4       Performance

          5       Fees and expenses of the fund

          6       Management


About your investment:
--------------------------------------------------------------------------------

          7       How to invest

         10       How to sell your shares

         12       Account policies

         13       Services for investors

         14       Distributions and taxes

[icon] INVESTMENT OBJECTIVE AND POLICIES

Investment objective: Maximum long-term capital appreciation with minimum long-term risk to principal.

Principal investment strategies:

The fund invests primarily in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible bonds and debentures. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock.

The securities in which the fund invests will generally be listed on a national stock exchange or traded on the over-the-counter market. Under normal circumstances, the adviser expects to concentrate its investments in a limited number of companies. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The selection of common stocks will be made through an investment strategy referred to as "focus investing," whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis, which is based on the study of trading volumes and prices. Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that a focus investor should focus on the long-term economic progress of the investment and disregard short-term nuances. The fund will only invest in those companies that, in the adviser's opinion, are undervalued at the time of purchase.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the manager believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon] PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Style risk:

The fund invests in stocks believed by the adviser to be attractively priced relative to their potential value. Such an approach involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. There is also a risk that other investors will not see the potential value of the issuer, and the security will not realize that potential.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion or exchange privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller-capitalized companies whose stock prices may be more volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. These risks are heightened in investments in securities of issuers located in emerging markets.

[icon] PERFORMANCE

The fund offers Primary Class and Institutional Class shares. Primary Class shares are offered through a separate prospectus. As of the date of this prospectus, the fund does not have Institutional Class shares outstanding. Thus, the returns presented below are for Primary Class shares. Both classes of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class would pay lower expenses, and therefore would generally be expected to have higher returns than the Primary Class. The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

                              Primary Class Shares

   Year-by-year total return as of December 31 of each year before taxes (%):

--------------------------------------------------------------------------------
 1996        1997        1998        1999         2000        2001        2002
--------------------------------------------------------------------------------
 17.14       29.10       41.17       18.59      (22.54)      (6.58)
--------------------------------------------------------------------------------

                      During the past seven calendar years:

                           Quarter Ended Total Return

Best quarter:                _____________                    ________%
Worst quarter:               _____________                    ________%

                          Average Annual Total Returns

For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
Focus Trust - Primary Class         1 Year        Five Years    Life of Fund
--------------------------------------------------------------------------------
Return Before Taxes                      %               %          % (a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                            %               %          % (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions      %               %          % (a)
and Sale of Fund Shares
--------------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses
or taxes) (c)                            %               %          % (b)
--------------------------------------------------------------------------------

     (a) April 17, 1995 (commencement of operations) to December 31, 2002.
     (b) April 30, 1995 to December 31, 2002.
     (c) The Standard & Poor's 500 Composite Stock Index is an unmanaged index of large capitalization common stocks.

[During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.]

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                                           Institutional Class
--------------------------------------------------------------------------------
Management Fees                                                    %
Distribution and/or Service (12b-1) Fees                         None
Other Expenses (a)                                                 %
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (b)                           %
--------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated expenses for the fiscal year ended December 31, 2002.

(b) The fund's manager has voluntarily agreed to waive fees so that operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 0.90% of the fund's average daily net assets. This voluntary waiver is currently expected to continue until April 30, 2004, but may be terminated at any time.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Focus Trust - Institutional Class     $         $          $          $
--------------------------------------------------------------------------------

[icon] MANAGEMENT

Manager, Adviser and Administrator:

Legg Mason Funds Management, Inc. ("LMFM" or "adviser") is the fund's investment adviser and manager. LMFM is responsible for making investment decisions for the fund, including placing orders to buy, sell or hold a particular security. For its services during the fiscal year ended December 31, 2002, the fund paid LMFM a fee equal to ______% of its average daily net assets. LMFM had aggregate assets under management of approximately $______ billion as of December 31, 2002.

LMFM has delegated certain administrative responsibilities for the fund to Legg Mason Fund Adviser, Inc. ("LMFA" or "adviser"). LMFM pays LMFA a fee calculated daily and paid monthly of 0.05% of the average daily net assets of the fund.

LMFM and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio Management:

Robert G. Hagstrom, Jr., Senior Vice President of LMFM, serves as portfolio manager of the fund. He has been primarily responsible for overseeing all investments made by the fund since its inception on April 17, 1995. Mr. Hagstrom also serves as President and Chief Investment Officer of Legg Mason Focus Capital, Inc., a Legg Mason subsidiary that manages high net worth accounts. Prior to joining Legg Mason in 1998, he was General Partner of Focus Capital Advisory, L.P., the assets of which were purchased by LMFA. Mr. Hagstrom holds the Chartered Financial Analyst designation and is a member of the Association of Investment Management & Research and the Financial Analysts of Philadelphia. He is well known for his best-selling book, THE WARREN BUFFET WAY: INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR. Mr. Hagstrom has written other popular books including: THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT; THE WARREN BUFFET PORTFOLIO: MASTERING THE POWER OF THE FOCUS INVESTMENT STRATEGY; THE ESSENTIAL BUFFETT: TIMELESS PRINCIPLES FOR A NEW ECONOMY; LATTICEWORK: THE NEW INVESTING; and THE DETECTIVE AND THE INVESTOR.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason, LMFM and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

Legg Mason, LMFM and LMFA are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers of such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day they were received by the financial intermediary. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified for sale in all states. Prospective investors should inquire as to whether shares of the fund are available for sale in their state of residence. Shares of the fund may not be offered or sold in any state unless qualified in that jurisdiction or unless an exemption from qualification is available.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account registration changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon] HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedure to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.

o Making changes to the account registration after the account has been opened.

o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[icon] ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed- income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

[icon] SERVICES FOR INVESTORS

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. However, an exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon] DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends from its net investment income, if any, annually.

The fund distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Institutional Class shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold a certain percentage of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

Legg Mason Focus Trust, Inc.
--------------------------------------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-888-425-6432
o        visit us on the Internet via www.lminstitutionalfunds.com
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                                      SEC File Number: 811-8966

                          LEGG MASON FOCUS TRUST, INC.

                  Primary Class and Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003




This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares or the Prospectus for Institutional Class shares, both dated May 1, 2003, which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountants are incorporated by reference into (and are therefore legally a part of) this Statement of Additional Information from the fund's annual report to shareholders. Copies of either of the Prospectuses or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.




                             Legg Mason Wood Walker,
                                  Incorporated
_______________________________________________________________________________

                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS


                                                                         PAGE

DESCRIPTION OF THE FUND....................................................1
FUND POLICIES..............................................................1
INVESTMENT STRATEGIES AND RISKS............................................3
ADDITIONAL TAX INFORMATION.................................................7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................10
VALUATION OF FUND SHARES...................................................12
PERFORMANCE INFORMATION....................................................12
TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES........................15
MANAGEMENT OF THE FUND.....................................................16
THE FUND'S INVESTMENT ADVISER /MANAGER.....................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................23
THE FUND'S DISTRIBUTOR.....................................................25
CAPITAL STOCK INFORMATION..................................................27
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT............27
THE FUND'S LEGAL COUNSEL...................................................27
THE FUND'S INDEPENDENT ACCOUNTANTS.........................................27
FINANCIAL STATEMENTS.......................................................27
RATINGS OF SECURITIES......................................................A-1



No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and the Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

Legg Mason Focus Trust, Inc. ("Focus Trust" or "Corporation" or "fund") is a non-diversified open-end management investment company established as a Maryland corporation on January 27, 1995.

                                  FUND POLICIES

The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectuses.

Focus Trust's investment objective is to seek maximum long-term capital appreciation with minimum long-term risk to principal. The investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

Focus Trust may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended ("1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

The foregoing fundamental investment limitations may be changed with respect to the fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

The following are some of the non-fundamental investment limitations that the fund currently observes:

1. The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2.       The fund may invest up to 15% of its net assets in illiquid securities.

3. The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

The fund is a non-diversified fund; however, the fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that, among other things, at the close of each quarter of the fund's taxable year (1) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other RICs.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this Statement of Additional Information ("SAI") is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

The fund may use any of the following instruments or techniques, including but not limited to:

Convertible Securities

A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities, but rank senior to common stock in a corporation's capital structure. A convertible security may be subject to redemption, conversion or exchange at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser. Moody's Investors Service, Inc. ("Moody's") describes securities rated Ba as having "speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

Borrowing

The fund has a fundamental policy that it may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls. In the event that the asset coverage of the fund's borrowings at any time falls below 300%, the fund shall, within three business days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

The fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" and "delayed delivery" basis. These transactions involve a commitment by the fund to purchase or sell particular securities with payment and delivery taking place at a future date. They involve the risk that the price or yield available in the market may be less favorable than the price or yield available when the delivery takes place. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the security has risen. The fund's when-issued purchases, forward commitments and delayed delivery transactions in total will not exceed 5% of the value of the fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment.

Although the fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the fund does not have the current intention of doing so. The fund will normally realize a capital gain or loss in connection with these transactions.

When the fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the fund will segregate cash, U.S. Government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the fund will segregate the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Securities Lending

The fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time it has no intention of lending portfolio securities. The fund may lend portfolio securities, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the fund may call the loan at any time and receive the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the fund. When the fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

Illiquid and Restricted Investments

The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market, and restricted investments other than those the adviser has determined are liquid pursuant to guidelines established by the fund's Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional buyers become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

Portfolio Turnover

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.

Generally, the fund will purchase portfolio securities for capital appreciation and not for short-term trading profits. Due to the nature of "focus investing," however, the adviser anticipates that the portfolio turnover levels will be held at low levels, but portfolio turnover will not be a limiting factor in making portfolio decisions. The annual portfolio turnover for the fund is not expected to exceed 100%.

Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements to meet redemptions of shares and by requirements, which enable the fund to receive favorable tax treatment. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements, but it does not currently have the intention of doing so. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to the fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the fund will segregate cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the fund may decline below the price the fund is obligated to pay upon their repurchase. There is also a risk that the counterparty to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the fund.

Foreign Securities

The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs or EDRs (as defined below). Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since the fund may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares and also may affect the value of dividends and interest it earns and gains and losses it realizes. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

In addition to purchasing foreign securities, the fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars (but subject to currency risk if the underlying security is denominated in another currency) and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying foreign securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depository Receipts ("GDRs"), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities.

The fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The fund has no current intention to invest in unsponsored ADRs and EDRs.

 Securities of Other Investment Companies

The fund may invest in the securities of other investment  companies only if it:
(i) will not own more than 3% of the total outstanding voting stock of any investment company, (ii) does not invest more than 5% of its total assets in any one investment company and (iii) does not invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees.

Other Investments

Even  though the fund's  policy is to remain  substantially  invested  in common stocks or securities convertible into common stock it may invest in non-convertible preferred stock and non-convertible debt securities. Investments in debt securities will be rated investment grade.

Ratings of Debt Obligations

The fund may invest in convertible securities and, for temporary defensive purposes, high quality short-term debt obligations rated investment grade. Moody's, Standard & Poor's ("S&P") and other nationally recognized or foreign statistical rating organizations are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. The fund may consider these ratings in determining whether to purchase, sell or hold a security. Ratings issued by Moody's or S&P represent only the opinions of those agencies and are not guarantees of credit quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

Senior Securities

The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

There are various investment techniques which may give rise to an obligation of the fund to pay in the future about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

                                    * * * * *

Subject to prior disclosure to shareholders, the Board of Directors may, in the future, authorize the fund to invest in securities other than those listed here and in the Prospectuses, provided that such investment would be consistent with the fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the fund.

                           ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that might apply to them.

General

To continue to qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss and any net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions

Dividends and other distributions the fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends it receives for the taxable year from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund's distributions of net capital gain do not qualify for the dividends-received deduction.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Foreign Taxes

Interest and dividends the fund receives, and gains it realizes from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies

The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market" in this context means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Foreign Currencies

Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) will be treated as qualifying income under the Income Requirement.

Some foreign currency  contracts in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income), and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Under section 988 of the Code, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

Other

If the fund has an "appreciated financial position" - generally, an interest (including an interest through a forward currency contract) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of an offsetting notional principal contract or a forward currency contract the fund or a related person enter into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The fund offers two classes of shares known as Primary Class and Institutional Class. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients ("Customers"). Many of the parameters governing Customers' investments will be established by their institutions. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.

If your check is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions

If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account") or from your checking/savings account to be used to buy additional shares. Legg Mason will send an account statement quarterly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

You may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class shares of the fund.

Systematic Withdrawal Plan

All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis, except for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), which are not subject to that minimum balance requirement.

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day;
(2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase shares from Legg Mason without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

Net asset value of the fund's shares is determined daily for each class as of the close of regular trading on the Exchange on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the Nasdaq Stock Market are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are fair valued at amortized cost under procedures approved by the Corporation's Board of Directors. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined under procedures approved by the Corporation's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

                             PERFORMANCE INFORMATION

The following table shows the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in the fund at commencement of operations. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees the fund has paid. (The fund does not impose any fees for investing or reinvesting in the fund, and there are no redemption fees.) It does not include the impact of any income taxes that an investor would pay on such distributions. Performance data is only historical, and is not intended to indicate the fund's future performance.

Primary Class Shares

--------------------------------------------------------------------------------
             Value of Original Shares Plus
                Shares Obtained Through     Value of Shares Acquired
Fiscal Year  Reinvestment of Capital Gain    Through Reinvestment of Total Value
                   Distributions ($)          Income Dividends ($)       ($)
--------------------------------------------------------------------------------
   1995*                11,170                         59               11,229
--------------------------------------------------------------------------------
   1996                 13,086                         68               13,154
--------------------------------------------------------------------------------
   1997                 16,896                         86               16,982
--------------------------------------------------------------------------------
   1998                 23,909                         116              24,025
--------------------------------------------------------------------------------
   1999                 28,355                         137              28,492
--------------------------------------------------------------------------------
   2000                 21,965                         106              22,071
--------------------------------------------------------------------------------
   2001                 20,519                         99               20,618
--------------------------------------------------------------------------------
   2002                 _______                      ______             ______
--------------------------------------------------------------------------------

* For the period April 17, 1995  (commencement  of  operations)  to December 31,
1995.

With respect to Primary Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $________ and the investor would have received a total of $________ in distributions. If the adviser had not waived certain fees during certain of these time periods, returns would have been lower.

Total Return Calculations

Average annual total return quotes used in the fund's advertising and other promotional materials ("Performance Advertisements") are calculated according to the following formulas:

Before-Tax

          P(1+T)n    =       ERV

where:    P          =       a hypothetical initial payment of $1,000
          T          =       average annual total return
          n          =       number of years
          ERV        =       ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of
                             the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

After-Tax

Pre-liquidation   return   (average   annual   total   return   after  taxes  on
distributions):

          P(1+T)n    =       ATVD

where:    P          =       a hypothetical initial payment of $1,000
          T          =       average annual total return (after taxes
                             on distributions)
          n          =       number of years
          ATVD       =       ending value of hypothetical $1,000 payment
                             made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

Post-liquidation   return   (average   annual   total   return  after  taxes  on
distributions and on redemption):

          P(1+T)n    =       ATVDR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, www.leggmasonfunds.com (Primary Class Shares) or www.lminstitutionalfunds.com (Institutional Class Shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

Other Information

From time to time the fund may compare the performance of a class of shares to the performance of individual stocks, other investment companies, groups of investment companies, various market indices, composites of market indices or the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. One such market index is the Standard & Poor's 500 Composite Stock Index ("S&P 500"), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

From time to time, the total return of the fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

The fund may also cite rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc. ("Lipper"), Wiesenberger Investment Company Services ("Wiesenberger"), Value Line, Morningstar and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL and THE NEW YORK TIMES.

The fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager and the fact that the portfolio manager engages in certain approaches to investing.

In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

The fund may also include in advertising biographical information on key investment and managerial personnel.

The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $184 billion as of December 31, 2002.

In  advertising,   the  fund  may  discuss  the  advantages  of  saving  through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

Individual Retirement Account - IRA

TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be rolled over or converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan for Employees - SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESAs

Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee, and an Independent Directors Committee. All directors who are not interested persons of the Corporation, as defined in the 1940 Act, are members of all three committees.

The Audit Committee meets twice a year with the Corporation's independent accountants and officers to review the results of the audit and accounting principles used by the Corporation, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets at least annually to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met twice and the Nominating Committee met four times. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent directors. The selection and nomination of candidates for independent director is committed to the discretion of the Independent Directors.

The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

---------------------------------------------------------------------------------------------------------------------------------
                                             Term of
                                            Office and    Number of
                            Position(s)     Length of   Funds in Fund        Other
                           Held With the   Time Served     Complex       Directorships           Principal Occupation(s)
      Name and Age          Corporation        (1)         Overseen          Held              During the Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.       Director         Since 1995   Director/      None              Retired.  Trustee of Pacor Settlement
Age 75                                                  Trustee of                       Trust, Inc. since 1990. Formerly:
                                                        all Legg                         Director of CSS Industries, Inc.
                                                        Mason funds                      (diversified holding company that
                                                        consisting of                    makes seasonal decorative products);
                                                        23 portfolios.                   Senior Vice President, Chief Financial
                                                                                         Officer and Director of PECO Energy
                                                                                         Co., Inc. (now Exelon Corporation).
---------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.         Director         Since 1995   Director/      None              Director of The Brooklyn Museum of Art
Age 58                                                  Trustee of                       since 1997.  Formerly: Director of The
                                                        all Legg                         Baltimore Museum of Art (1979-1997).
                                                        Mason funds
                                                        consisting of
                                                        23 portfolios.
---------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.       Director         Since 2002   Director/      None              Retired.  Director of The Family
Age 47                                                  Trustee of                       Learning Centre (non-profit) since
                                                        all Legg                         1996; Director of Bermuda SMARTRISK
                                                        Mason funds                      (non-profit) since 2001.  Formerly:
                                                        consisting of                    Chief Investment Officer of ACE
                                                        23 portfolios.                   Limited (insurance).
---------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.         Director         Since 1995   Director/      None              Chief Executive Officer of The Marrow
Age 58                                                  Trustee of                       Foundation since 1993.  Formerly:
                                                        all Legg                         Executive Director of the Baltimore
                                                        Mason funds                      International Festival (1991 - 1993);
                                                        consisting of                    Senior Assistant to the President of
                                                        23 portfolios.                   The Johns Hopkins University
                                                                                         (1986-1990).
---------------------------------------------------------------------------------------------------------------------------------

                                       17

---------------------------------------------------------------------------------------------------------------------------------
                                             Term of
                                            Office and    Number of
                            Position(s)     Length of   Funds in Fund        Other
                           Held With the   Time Served     Complex       Directorships           Principal Occupation(s)
      Name and Age          Corporation        (1)         Overseen          Held              During the Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.        Director         Since 2002   Director/      None              Retired.  Director of Maryland
Age 61                                                  Trustee of                       Business Roundtable for Education
                                                        all Legg                         (non-profit); Director of University
                                                        Mason funds                      of Maryland Foundation (non-profit);
                                                        consisting of                    Director of University of Maryland
                                                        23 portfolios.                   College Park Foundation (non-profit)
                                                                                         since 1998.  Formerly:  Partner, KPMG
                                                                                         LLP (international accounting firm).
---------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter         Director         Since 1999   Director/      Director of the   Trustee of Colgate University and
Age 57                                                  Trustee of     Royce Family of   President of Hill House, Inc.
                                                        all Legg       Funds consisting  (residential home care).  Formerly:
                                                        Mason funds    of 17             Managing Director, Equity Capital
                                                        consisting of  portfolios;       Markets Group of Merrill Lynch & Co.
                                                        23 portfolios. Director of       (1971-1999).
                                                                       Renaissance
                                                                       Capital
                                                                       Greenwich Funds.
---------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford            Director         Since 2002   Director/      None              Consultant, Rowan & Blewitt Inc.
Age 59                                                  Trustee of                       (management consulting); Adjunct
                                                        all Legg                         Professor, George Washington
                                                        Mason funds                      University since 2000; Director of
                                                        consisting of                    Santa Fe Institute (scientific
                                                        23 portfolios.                   research institute) since 1999 and
                                                                                         Annapolis Center for Science-Based
                                                                                         Public Policy since 1995.
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.       Chairman and     Since 1995   Chairman and   None              Director and/or officer of various
Age 63                    Director                      Director/                        Legg Mason affiliates.  Formerly:
                                                        Trustee of                       Vice-Chairman and Director of Legg
                                                        all Legg                         Mason, Inc. and Legg Mason Wood
                                                        Mason funds                      Walker, Incorporated; Director of Legg
                                                        consisting of                    Mason Fund Adviser, Inc. and Western
                                                        23 portfolios.                   Asset Management Company (each a
                                                                                         registered investment adviser).
---------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.          President and    President    Director/      Director of the   Executive Vice President of Legg
Age 48                    Director         since 2001   Trustee of     Royce Family of   Mason, Inc., director and/or officer
                                           and          all Legg       Funds consisting  of various other Legg Mason affiliates
                                           Director     Mason funds    of 17 portfolios. since 2000.  Formerly: Division
                                           since 2002.  consisting of                    President and Senior Officer of
                                                        23 portfolios.                   Prudential Financial Group, Inc. and
                                                                                         related companies, including fund
                                                                                         boards and consulting services to
                                                                                         subsidiary companies from 1991 to
                                                                                         2000; Partner, Greenwich Associates;
                                                                                         Vice President, T. Rowe Price Group,
                                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------------------

                                       18

---------------------------------------------------------------------------------------------------------------------------------
                                             Term of
                                            Office and    Number of
                            Position(s)     Length of   Funds in Fund        Other
                           Held With the   Time Served     Complex       Directorships           Principal Occupation(s)
      Name and Age          Corporation        (1)         Overseen          Held              During the Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R.            Vice President   Since 2000   Vice           None              Vice President and Secretary of Legg
Age 45                    and Secretary                 President and                    Mason Fund Adviser, Inc. since 2000;
                                                        Secretary of                     Associate General Counsel of Legg
                                                        all Legg                         Mason Wood Walker, Incorporated since
                                                        Mason funds                      1999.  Formerly: Senior Associate,
                                                        consisting of                    Kirkpatrick & Lockhart LLP (1996
                                                        23 portfolios.                   -1999); Senior Counsel, Securities and
                                                                                         Exchange Commission, Division of
                                                                                         Investment Management (1989 -1995).
---------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.       Vice President   Since 1995   Vice           None              Vice President and Treasurer of Legg
Age 54                    and Treasurer                 President and                    Mason Fund Adviser, Inc. and Western
                                                        Treasurer of                     Asset Funds, Inc. Treasurer of Pacific
                                                        all Legg                         American Income Shares, Inc. and
                                                        Mason funds                      Western Asset Premier Bond Fund.
                                                        consisting of
                                                        23 portfolios.
---------------------------------------------------------------------------------------------------------------------------------

(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation, retirement or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Curley and Mr. Fetting are considered to be interested persons as defined in the 1940 Act of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities.

The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2002:

--------------------------------------------------------------------------------
                               Dollar Range of          Aggregate Dollar Range
                             Equity Securities in          of Shares in the
      Name of Director      Legg Mason Focus Trust          Legg Mason Funds
                                                           Owned by Director
--------------------------------------------------------------------------------
Curley, John F., Jr.                     None                    Over $100,000
--------------------------------------------------------------------------------
Fetting, Mark R.                         None                    Over $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Dollar Range of          Aggregate Dollar Range
                             Equity Securities in          of Shares in the
      Name of Director      Legg Mason Focus Trust          Legg Mason Funds
                                                           Owned by Director
--------------------------------------------------------------------------------
Gilmore, Richard G.         $10,001 - $50,000                    Over $100,000
--------------------------------------------------------------------------------
Lehman, Arnold L.                        None                    Over $100,000
--------------------------------------------------------------------------------
Masters, Robin J.W.                      None                             None
--------------------------------------------------------------------------------
McGovern, Jill E.                        None                    Over $100,000
--------------------------------------------------------------------------------
Mehlman, Arthur S.                       None               $50,001 - $100,000
--------------------------------------------------------------------------------
O'Brien, G. Peter                        None                    Over $100,000
--------------------------------------------------------------------------------
Rowan, S. Ford                   $1 - $10,000                    Over $100,000
--------------------------------------------------------------------------------

Officers and directors who are interested persons of the Corporation as defined in the 1940 Act receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors.

------------------------------------------------------------------------------------------------------
                                                                 Total Compensation from Corporation
                                      Aggregate Compensation                     and
        Name of Person and Position      From Corporation*                  Fund Complex
                                                                         Paid to Directors**
------------------------------------------------------------------------------------------------------

Curley, John F., Jr.  -                       None                             None
Chairman of the Board and Director
------------------------------------------------------------------------------------------------------
Fetting, Mark R. - Director                   None                             None
------------------------------------------------------------------------------------------------------
Gilmore, Richard G. - Director                $______                          $______
------------------------------------------------------------------------------------------------------
Lehman, Arnold L. - Director                  $______                          $______
------------------------------------------------------------------------------------------------------
Masters, Robin J.W. - Director ***            $______                          $______
------------------------------------------------------------------------------------------------------
McGovern, Jill E. - Director                  $______                          $______
------------------------------------------------------------------------------------------------------
Mehlman, Arthur S. - Director ***             $______                          $______
------------------------------------------------------------------------------------------------------
O'Brien, G. Peter - Director ****             $______                          $______
------------------------------------------------------------------------------------------------------
Rowan, S. Ford - Director ***                 $______                          $______
------------------------------------------------------------------------------------------------------

* Represents compensation paid to the directors for the fiscal year ended December 31, 2002.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 funds.

*** Ms. Masters and Messrs. Mehlman and Rowan were elected as directors of the Corporation on October 30, 2002.

**** The total compensation paid to Mr. O'Brien reflects compensation paid by the Royce Funds, consisting of 17 portfolios, in addition to that paid by the Legg Mason Funds.

Effective January 1, 2003, the compensation of Independent Directors has been restructured. For serving as a director of all the Legg Mason mutual funds, each Independent Director receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director and the chairs of the Board's Audit and Nominating Committees receive additional fees for their additional time commitment. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

[On  _____________,   2003,  the  directors  and  officers  of  the  Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.]

[On _____________, 2003, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.]

Name and Address                 Class                     % of Class Held
----------------                 -----                     ---------------







               THE FUND'S INVESTMENT ADVISER/MANAGER/ADMINISTRATOR

Legg Mason Funds Management, Inc. ("LMFM" or "adviser"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is the fund's investment adviser and manager. LMFM is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. Effective August 1, 2000, LMFM began acting as manager and investment adviser to the fund under an Investment Advisory and Management Agreement with the fund ("Management Agreement"). From July 1, 1998 to July 31, 2000, Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, served as the fund's investment adviser and manager. LMFM delegates certain administrative responsibilities to LMFA pursuant to an Administration Agreement.

The Management Agreement provides that, subject to the overall direction by the Corporation's Board of Directors, LMFM manages or oversees the investment and other affairs of the fund. LMFM is responsible for managing the fund consistent with the 1940 Act, the Internal Revenue Service Code and the fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. LMFM also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFM and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFM. The fund pays all of its expenses which are not expressly assumed by LMFM. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

LMFM receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.70% of the average daily net assets up to $2 billion and 0.65% of the fund's average daily net assets in excess of $2 billion. LMFM has voluntarily agreed to waive its fees to the extent necessary to limit the fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) to 1.90% of average net assets for Primary Class shares and 0.90% of average net assets for Institutional Class shares. This waiver is currently expected to extend until April 30, 2004, but may be terminated at any time.

For the fiscal years ended December 31, 2002, December 31, 2001, and for the period August 1, 2000 to December 31, 2000, the fund paid LMFM management fees of $_____________, $930,025 and $534,334, respectively. For the period January 1, 2000 to July 31, 2000 and for the fiscal year ended December 31, 1999, the fund paid LMFA management fees of $997,518 and $1,197,873, respectively.

For the fiscal years ended December 31, 2002 and December 31, 2001, LMFM waived management fees of $__________ and $103,000, respectively. For the fiscal years ended December 31, 2000 and December 31, 1999, LMFM and LMFA waived management fees of $67,000 and $44,000, respectively.

Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFM.

Pursuant to the Administration Agreement between LMFM and LMFA, LMFA agrees, among other things, to provide the fund with office facilities and personnel, maintain the fund's books and records and supply the directors and officers with statistical reports and information regarding the fund. For these services, LMFM pays LMFA an administration fee at an annual rate of 0.05% of the fund's average daily net assets.

Under the Management Agreement and the Administration Agreement, LMFM and LMFA will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreements.

The Management Agreement and the Administration Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFM or LMFA (respectively), on not less than 60 days' notice to the other party to the Agreements, and may be terminated immediately upon the mutual written consent of all parties to the Agreements.

The fund, LMFM, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

Board Consideration of the Management Agreement

In approving the Management Agreement, the Board of Directors primarily considered, with respect to the fund, whether continuation of the Management Agreement would be in the best interests of the fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Management Agreement and the overall fairness of the Agreement to the fund. The Independent Directors requested and evaluated an extensive report from LMFM that addressed specific factors designed to inform the Board of Directors for consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this report.

With respect to the nature and quality of the services provided, the Board of Directors considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies and the degree of risk undertaken by the portfolio manager.

The Board of Directors also considered the adviser's procedures for executing portfolio transactions for the fund. The Board of Directors considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

With respect to the overall fairness of the Management Agreement, the Board of Directors primarily considered the fee structure of the Management Agreement and the profitability of LMFM and its affiliates from their overall association with the fund. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the fund. The Board considered any specific portfolio management issues that contributed to the fee. The Board of Directors also considered the voluntary limits on fund expenses undertaken by the adviser. In concluding that the benefits accruing to the adviser and its affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board of Directors reviewed specific data as to the adviser's profit or loss on the fund for a recent period. In prior years, the Board of Directors has reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason's cost allocation methodology.

In addition to the annual Board of Directors meeting at which the Management Agreement is reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the fund. Representatives of the adviser are present for at least two of these quarterly Board meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFM and its personnel, the Board of Directors' familiarity with the culture of the organization, and its treatment of investors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

For the fiscal years ended December 31, the portfolio turnover rates for the fund were:

               --------------------------------------------
                        2002                  %
               --------------------------------------------
                        2001                63.4%
               --------------------------------------------

Under the Management Agreement with the fund, LMFM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMFM also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

LMFM may allocate brokerage transactions to broker-dealers who allocate a portion of the commissions paid by the fund toward the reduction of the fund's expenses payable to third-part service providers other than LMFM or its affiliates. The transaction quality must, however, be comparable to that of other qualified broker-dealers. Neither LMFM nor its affiliates receive any direct or indirect benefit from these arrangements.

Consistent with the policy of most favorable price and execution, LMFM may give consideration to research, statistical and other services furnished by brokers or dealers to LMFM for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and the provision of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to LMFM in connection with services to clients other than the fund whose brokerage generated the service. LMFM's fee is not reduced by reason of their receiving such brokerage and research services.

From time to time, the fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

For the fiscal years ended December 31, the fund paid the following brokerage commissions:

            -------------------------------------------
                  Year                 Brokerage
                                    Commissions Paid
            -------------------------------------------
                  2002                $________ *
            -------------------------------------------
                  2001                $238,812 **
            -------------------------------------------
                  2000                $221,099
            -------------------------------------------

* Of these commissions, $________ was paid to Legg Mason, representing ______% of the total commissions paid by the fund and ______% of the aggregate dollar amount of the fund's transactions involving commission payments.

**  Of these commissions, $3,000 was paid to Legg Mason.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Investment Advisory and Management Agreement expressly provides such consent.

As of December 31, 2002, the fund held shares of  _____________________________, one of its regular broker-dealers, with a market value of $____________.

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMFM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of Prospectuses and periodic reports used in connection with the offering to prospective investors (after the Prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

The fund has adopted a Distribution Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund's average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less that the fee it receives, Legg Mason will retain the full amount of the fee.

The Plan makes clear that, of the aggregate 1.00% fees, 0.75% is paid for distribution services and 0.25% is paid for ongoing services to Primary Class shareholders. The Plan also specifies that the fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets attributable to Primary Class shares, plus interest, as specified in the Conduct Rules of the National Association of Securities Dealers, Inc.

If necessary to achieve limits described in "The Fund's Investment Adviser and Manager" section above, Legg Mason has also agreed to waive its fees for the fund.

The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the Corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFM.

In considering the cost of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFM and LMFA would earn greater management and administration fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equal to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to a fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Corporation's Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made.

For the fiscal year ended December 31, 2002, the fund incurred distribution and service fees with respect to Primary Class shares of $__________.

For the fiscal year ended December 31, 2002, Legg Mason incurred the following expenses in connection with Primary Class share distribution and shareholder services:

      -------------------------------------------------------
      Compensation to sales personnel              $________
      -------------------------------------------------------
      Advertising                                  $________
      -------------------------------------------------------
      Printing and mailing of prospectuses
      to prospective shareholders                  $________
      -------------------------------------------------------
      Other                                        $________
      -------------------------------------------------------
      Total expenses                               $________
      -------------------------------------------------------

The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                            CAPITAL STOCK INFORMATION

The Corporation has authorized capital of 300,000,000 shares of common stock, par value $0.001 per share and may issue additional series of shares. The fund currently offers two classes of shares: Primary Class and Institutional Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares.

Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the By-laws of the Corporation; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Institutional Class shareholders of the fund.

                            THE FUND'S LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, serves as independent accountants for the fund.

                              FINANCIAL STATEMENTS

                                 [ to be filed ]

                                                                   APPENDIX A

                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") ratings:

Long-Term Debt Ratings

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's ("S&P") ratings:

Long-Term Issue Credit Ratings

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         P-The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.

         L-The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity

         * Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         r-The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R. Not rated.

                          Legg Mason Focus Trust, Inc.

Part C. Other Information

Item 23.  Exhibits

(a)      (i)   Articles of Incorporation (1)
         (ii)  Amended and Restated Articles of Incorporation - filed herewith
(b)      (i)   Bylaws (1)
         (ii)  Amended and Restated Bylaws - filed herewith
(c) Instruments defining the rights of security holders with respect to Legg Mason Focus Trust, Inc. are contained in the Amended and Restated Articles of Incorporation and Amended and Restated Bylaws, which are filed herewith.
(d)      (i)   Investment Advisory and Management Agreement (4)
         (ii)  Sub-Administration Agreement (4)
(e)      Underwriting  Agreement (2)
(f)      Bonus,  profit sharing or pension plans -- none
(g)      (i)   Custodian Contract (3)
         (ii)  Amendment dated July 1, 2001 to Custodian Contract (4)
(h)      (i)   Transfer Agency and Service Agreement (3)
         (ii)  Amendment dated November 1, 2001 to Transfer Agency and Service
               Agreement (7)
         (iii) Amendment and Restatement of Credit Agreement dated
               March 15, 2002 (5)
(i)      Opinion and consent of counsel - filed herewith
(j)      Accountant's consent - to be filed
(k)      Financial statements omitted from Item 23 - none
(l)      Agreement for providing initial capital (1)
(m)      Plan pursuant to Rule 12b-1 (2)
(n)      Plan pursuant to Rule 18f-3 - filed herewith
(p) Code of ethics for the fund, its investment adviser, and its principal underwriter (6)

(1)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 2 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 30, 1996.

(2)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 8 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.

(3) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on February 21, 2001.

(4) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on March 18, 2002.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, as electronically filed on April 3, 2002.

(6) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the registration statement of Legg Mason Special Investment Trust, Inc., SEC File No. 33-1271, as electronically filed on July 11, 2002.

(7) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, as electronically filed on December 20, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant

         None

Item 25.  Indemnification

Reference is made to Article Eleventh of the Registrant's Amended and Restated Articles of Incorporation and Article X of the Registrant's Amended and Restated Bylaws, which are incorporated by reference herein. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Connections of Investment Adviser

Legg Mason Funds Management, Inc. ("LMFM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Robert G. Hagstrom, Jr.      Senior Vice President, LMFM
                             President, Chief Investment Officer and
                               Director, Focus

Raymond A. Mason             Chairman and Director, LMFM
                             Chairman, President and CEO, Legg Mason, Inc.
                             Chairman, CEO and Director, LMWW
                             Director, Chairman and President, Legg
                               Mason Holdings Limited
                             Director, LM Holdings Limited
                             Manager, Brandywine
                             Director, LMRES
                             Director, LMCM
                             Director, LMMB

William H. Miller III        President, CEO and Director, LMFM
                             Director, LMCM
                             Managing Member, LMM

Jennifer W. Murphy           Senior Vice President, COO, CFO and Director, LMFM
                             COO, LMM

Timothy C. Scheve            Director, LMFM
                             Senior Executive Vice President, Legg Mason, Inc.
                             Senior Executive Vice President and Director, LMWW

                             Manager, Brandywine
                             Director, Gray Seifert
                             Director, Berkshire
                             Director, Bartlett
                             Director, LMFA
                             Director, LMCM
                             Director, LMTrust
                             Director, WAM
                             Director, WAMCL

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
Two Town Center, Suite 200
Bryn Mawr, PA  19010

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London EC2M 3XG England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Merchant Banking, Inc. ("LMMB")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRES")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LMM LLC ("LMM")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27. Principal Underwriters

(a)      Legg Mason Cash Reserve Trust
         Legg Mason Charles Street Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Investment Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Light Street Trust, Inc
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Tax Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Value Trust, Inc.
         Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal      Position and Offices             Positions and Offices
Business Address*       with Underwriter - LMWW          with Registrant
________________________________________________________________________________

Raymond A. Mason                  Chairman of the Board, Chief           None
                                  Executive Officer and Director

James W. Brinkley                 President, Chief Operating             None
                                  Officer and Director

Richard J. Himelfarb              Senior Executive Vice President        None

Timothy C. Scheve                 Senior Executive Vice President        None
                                  and Director

Manoochehr Abbaei                 Executive Vice President               None

Thomas P. Mulroy                  Executive Vice President               None
                                  and Director

Robert G. Sabelhaus               Executive Vice President               None
                                  and Director

D. Stuart Bowers                  Senior Vice President                  None

W. William Brab                   Senior Vice President                  None

Edwin J. Bradley, Jr.             Senior Vice President                  None

W. Talbot Daley                   Senior Vice President                  None

Thomas M. Daly, Jr.               Senior Vice President                  None

Jeffrey W. Durkee                 Senior Vice President                  None

Harry M. Ford, Jr.                Senior Vice President                  None

Dennis A. Green                   Senior Vice President                  None

Thomas E. Hill                    Senior Vice President                  None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                 Senior Vice President                  None

Arnold S. Hoffman                 Senior Vice President                  None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                     Senior Vice President                  None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan                 Senior Vice President                  None

William B. Jones, Jr.             Senior Vice President                  None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                    Senior Vice President                  None

Horace M. Lowman, Jr.             Senior Vice President                  None

Ira H. Malis                      Senior Vice President                  None

Marvin H. McIntyre                Senior Vice President                  None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                 Senior Vice President                  None

Robert F. Price                   Senior Vice President, Secretary
                                  and General Counsel                    None

Joseph A. Sullivan                Senior Vice President                  None

Joseph E. Timmins                 Senior Vice President                  None

Paul J. Ayd                       Vice President                         None

William H. Bass, Jr.              Vice President                         None

Nathan S. Betnun                  Vice President                         None

Andrew J. Bowden                  Vice President and Deputy
                                  General Counsel                        None

Scott R. Cousino                  Vice President                         None

Thomas W. Cullen                  Vice President                         None

Charles J. Daley, Jr.             Vice President and CFO                 None

Robert J. Dillon                  Vice President                         None

J. Gregory Driscoll               Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Brian M. Eakes                    Vice President                         None

J. Peter Feketie                  Vice President None

James P. Fitzgerald               Vice President                         None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.              Vice President                         None

Joseph M. Furey                   Vice President                         None

Francis X. Gallagher, Jr.         Vice President                         None

David Gately                      Vice President                         None

Steven C. Genyk                   Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                   Vice President                         None

W. Kyle Gore                      Vice President                         None

Daniel R. Greller                 Vice President                         None

Kim M. Hagins                     Vice President                         None

Patrick G. Hartley                Vice President                         None

Kendra Heyde                      Vice President                         None

Dale S. Hoffman                   Vice President                         None

Timothy A. Jackson                Vice President                         None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                 Vice President                         None

Francis J. Jamison, Jr.           Vice President                         None

Elizabeth A. Kane                 Vice President                         None

Robert H. Kennedy                 Vice President                         None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Duncan L. Lamme                   Vice President                         None
1111 Bagby Street
Houston, TX  77002

Henry Lederer                     Vice President                         None

Edward W. Lister, Jr.             Vice President                         None

Donna Maher                       Vice President                         None

Jeffrey R. Manning                Vice President                         None

Richard Marvin                    Vice President                         None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                   Vice President and Controller          None

Julia A. McNeal                   Vice President                         None

Gregory B. McShea                 Vice President                         None

Thomas C. Merchant                Vice President, Assistant Secretary
                                  and Deputy General Counsel             None

Mark C. Micklem                   Vice President                         None

Martin F. Mitchell                Vice President                         None

Neil P. O'Callaghan               Vice President                         None

Ann O'Shea                        Vice President                         None

Robert E. Patterson               Vice President and Deputy
                                  General Counsel                        None

Thomas K. Peltier                 Vice President                         None

Gerard F. Petrik, Jr.             Vice President                         None

Thomas E. Robinson                Vice President                         None

Theresa M. Romano                 Vice President                         None

James A. Rowan                    Vice President                         None

B. Andrew Schmucker               Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg            Vice President                         None

Robert C. Servas                  Vice President                         None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Eugene B. Shepherd                Vice President                         None
1111 Bagby Street
Houston, TX  77002

Alexsander M. Stewart             Vice President                         None

Joyce Ulrich                      Vice President                         None

Sheila M. Vidmar                  Vice President and Deputy
                                  General Counsel                        None

Barbara Weaver                    Vice President                         None

W. Matthew Zuga                   Vice President                         None

Scott W. Bost                     Assistant Vice President               None

Robert J. DeLeon                  Assistant Vice President               None

Robert J. Gavin                   Assistant Vice President               None

Mary-Jewel Greenlow               Assistant Vice President               None

Tanya J. Lee                      Assistant Vice President               None

Tracey A. Lumpkin                 Assistant Vice President               None

Edward G. McCaulley               Assistant Vice President               None

Mark A. Meyers                    Assistant Vice President               None

Robert L. Phillips                Assistant Vice President               None

Lauri F. Smith                    Assistant Vice President               None

Terry W. Thompson, Jr.            Assistant Vice President               None

Leigh Ann Webster                 Assistant Vice President               None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company      Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                      and  100 Light Street
         Boston, Massachusetts  02105             Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Focus Trust, Inc., duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of February, 2003.

                                       LEGG MASON FOCUS TRUST, INC.



                                       By: /s/ Mark R. Fetting
                                           ------------------------
                                           Mark R. Fetting
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title                         Date
---------                    -----                         ----

/s/ John F. Curley, Jr.*     Chairman and                  February 27, 2003
John F. Curley, Jr.          Director

/s/ Mark R. Fetting          President and                 February 27, 2003
Mark R. Fetting              Director

/s/ Richard G. Gilmore*      Director                      February 27, 2003
Richard G. Gilmore

/s/ Arnold L. Lehman*        Director                      February 27, 2003
Arnold L. Lehman

/s/ Robin J.W. Masters*      Director                      February 27, 2003
Robin J.W. Masters

/s/ Jill E. McGovern*        Director                      February 27, 2003
Jill E. McGovern

/s/ Arthur S. Mehlman*       Director                      February 27, 2003
Arthur S. Mehlman

/s/ G. Peter O'Brien*        Director                      February 27, 2003
G. Peter O'Brien

/s/ S. Ford Rowan *          Director                      February 27, 2003
S. Ford Rowan

/s/ Marie K. Karpinski       Vice President, Treasurer     February 27, 2003
Marie K. Karpinski           Principal Financial Officer and
                             Principal Accounting Officer

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 7, 2002, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW
J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                              DATE
---------                              ----

/s/ John F. Curley, Jr.                November 7, 2002
John F. Curley, Jr.

/s/ Mark R. Fetting                    November 7, 2002
Mark R. Fetting

/s/ Richard G. Gilmore                 November 7, 2002
Richard G. Gilmore

/s/ Arnold L. Lehman                   November 7, 2002
Arnold L. Lehman

/s/ Robin J.W. Masters                 November 7, 2002
Robin J.W. Masters

/s/ Jill E. McGovern                   November 7, 2002
Jill E. McGovern

/s/ Arthur S. Mehlman                  November 7, 2002
Arthur S. Mehlman

/s/ Jennifer W. Murphy                 November 7, 2002
Jennifer W. Murphy

/s/ G. Peter O'Brien                   November 7, 2002
G. Peter O'Brien

/s/ S. Ford Rowan                      November 7, 2002
S. Ford Rowan

                          Legg Mason Focus Trust, Inc.
                         Post-Effective Amendment No. 13
                                    Exhibits


Exhibit (a)(ii)            Amended and Restated Articles of Incorporation

Exhibit (b)(ii)            Amended and Restated Bylaws

Exhibit (i)                Opinion and consent of counsel

Exhibit (n)                Plan pursuant to Rule 18f-3